Pension And Postretirement Benefits (Assumptions) (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates						$ 230
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost						0.50%
Composite rate of compensation increase for determining projected benefit obligation							3.00%		3.10%
Deferred compensation liability included in other noncurrent liabilities							$ 1,273		$ 1,221
Deferred compensation expense							148		122		$ 121
Benefit cost of the contributory savings plans							631		$ 653		$ 654
Debt-financed shares held by ESOPs (allocated or unallocated)							$ 0
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation		4.30%					4.40%		4.60%		4.30%
Increase (decrease) in plan benefit obligations due to change in assumed rates		$ (150)
Long-term rate of return on plan assets							7.75%		7.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation		3.00%					3.00%		3.10%		3.00%
Composite rate of compensation increase for determining net pension cost (benefit)							3.10%		3.00%		3.00%
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax							$ (123)
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		4.90%					4.90%		4.60%		5.00%
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		3.50%	5.00%				3.70%	[1]	3.30%	[1]	4.60%	[1]
Pension Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year							(0.20%)		0.30%
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ 2,189		$ (1,977)
Pension Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ (793)		$ (859)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation		4.20%					4.30%		4.50%		4.20%
Long-term rate of return on plan assets							5.75%		5.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation		3.00%					3.00%		3.10%		3.00%
Composite rate of compensation increase for determining net pension cost (benefit)							3.10%		3.00%		3.00%
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax							$ (1,342)
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost							5.00%		4.60%		5.00%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]						3.60%		3.30%		5.00%
Postretirement Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year							(0.20%)		0.30%
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ 906		$ (854)
Postretirement Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ (227)		$ (274)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost							4.20%		4.40%
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit), before tax							$ (1)
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year							2.50%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year							3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates							$ 21
Estimated annual growth rate for health care cost							4.50%
Prescription Drug Cost - Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost							4.50%
Estimated annual health care cost trend rate for prior and current year							4.50%
Prescription Drug Cost - non-Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost				4.50%	4.50%
Estimated annual health care cost trend rate for prior and current year						6.50%	6.25%

[1]
Weighted-average discount rate of 5.00% in effect for pension costs from January 1, 2014 through September 30, 2014. Discount rates in effect of 4.90% for service cost and 3.50% for interest cost from October 1, 2014 through December 31, 2014. A discount rate of 5.00% was used for postretirement costs for the year ended December 31, 2014.